Matthews Asia Dividend Fund	September 30, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 94.0%

	Shares	Value

CHINA/HONG KONG: 32.8%
Minth Group, Ltd.†	61,253,000	$267,476,041
Chongqing Brewery Co., Ltd. A Shares	10,229,070	155,415,432
China Tourism Group Duty Free Corp., Ltd. A Shares	3,370,011	111,149,228
Tencent Holdings, Ltd.	1,618,900	109,345,994
Zhongsheng Group Holdings, Ltd.	16,359,000	102,906,519
HKBN, Ltd.	46,034,623	87,851,023
Shenzhou International Group Holdings, Ltd.	5,008,700	85,292,605
China Education Group Holdings, Ltd.[b]	44,063,000	81,068,108
Gree Electric Appliances, Inc. of Zhuhai A Shares	10,169,803	80,391,156
Wuliangye Yibin Co., Ltd. A Shares	2,427,344	79,451,295
China Resources Land, Ltd.	15,600,000	71,148,864
Pharmaron Beijing Co., Ltd. A Shares	4,327,964	66,542,112
China East Education Holdings, Ltd.[b,c]	29,177,000	63,581,570
Yuexiu Transport Infrastructure, Ltd.†	93,902,000	54,752,231
Pharmaron Beijing Co., Ltd. H Shares[b,c]	1,609,500	20,153,431

Total China/Hong Kong		1,436,525,609

JAPAN: 32.1%
Anritsu Corp.	5,461,500	124,457,438
KATITAS Co., Ltd.†	4,186,900	118,978,301
Hoya Corp.	976,200	110,228,923
MISUMI Group, Inc.	3,777,800	105,917,923
Bandai Namco Holdings, Inc.	1,376,500	100,856,253
Nintendo Co., Ltd.	173,000	98,037,587
LIXIL Group Corp.	4,632,900	93,641,562
Pigeon Corp.	2,048,200	91,516,188
BELLSYSTEM24 Holdings, Inc.†	5,045,500	85,128,163
Daifuku Co., Ltd.	686,500	69,293,527
Disco Corp.	277,700	67,898,988
TDK Corp.	598,500	65,351,889
Oriental Land Co., Ltd.	461,800	64,765,242
Dai-ichi Life Holdings, Inc.	4,473,100	63,117,015
Shiseido Co., Ltd.	997,300	57,733,673
MANI, INC.	2,038,000	55,690,602
Mitsubishi Pencil Co., Ltd.	2,403,000	31,369,146

Total Japan		1,403,982,420

AUSTRALIA: 7.7%
Breville Group, Ltd.†	7,564,257	137,279,177
Sydney Airport	16,641,089	70,665,938
Macquarie Group, Ltd.	765,538	66,360,153
QBE Insurance Group, Ltd.	10,178,711	63,311,975

Total Australia		337,617,243

SINGAPORE: 5.9%
Keppel DC, REIT	38,579,180	82,460,358
NetLink NBN Trust[b]	96,864,300	69,344,706
Ascendas India Trust	57,288,600	57,967,560
BOC Aviation, Ltd.[b,c]	7,379,900	50,567,865

Total Singapore		260,340,489

TAIWAN: 5.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,210,140	98,106,050

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	4,934,469	$74,234,538
Cathay Financial Holding Co., Ltd.	48,022,000	64,288,652

Total Taiwan		236,629,240

SOUTH KOREA: 3.1%
Hyundai Mobis Co., Ltd.	449,593	88,202,919
Samsung Electronics Co., Ltd.	914,230	45,386,182

Total South Korea		133,589,101

INDIA: 2.8%
Minda Industries, Ltd.†	13,619,268	61,080,294
Reliance Industries, Ltd.	1,594,165	48,347,696
HDFC Bank, Ltd.[d]	965,013	14,166,211

Total India		123,594,201

PHILIPPINES: 1.8%
Globe Telecom, Inc.	1,829,305	78,464,682

Total Philippines		78,464,682

BANGLADESH: 1.3%
GrameenPhone, Ltd.	14,140,431	55,011,402

Total Bangladesh		55,011,402

THAILAND: 1.1%
Thai Beverage Public Co., Ltd.	108,527,600	48,286,971

Total Thailand		48,286,971

TOTAL COMMON EQUITIES		4,114,041,358

(Cost $2,873,532,404)

PREFERRED EQUITIES: 4.9%

SOUTH KOREA: 4.9%
LG Chem, Ltd., Pfd.	522,173	142,595,721
Samsung Electronics Co., Ltd., Pfd.	1,733,915	74,629,452

Total South Korea		217,225,173

TOTAL PREFERRED EQUITIES		217,225,173

(Cost $110,508,007)

TOTAL INVESTMENTS: 98.9%		4,331,266,531
(Cost $2,984,040,411)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.1%		46,444,756

NET ASSETS: 100.0%		$4,377,711,287

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Matthews Asia Dividend Fund	September 30, 2020

Schedule of Investments[a] (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2020, the aggregate value is $134,302,866, which is 3.07% of net assets.

d	Non-income producing security.

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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